Acquisitions and Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed Hidden Valley (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Oct. 26, 2016	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about business combination [line items]
Total property, plant and equipment	$ 2,245.0	$ 2,292.0
Total inventories	127.0	86.0
Total current trade and other receivables	83.0	76.0
Total cash and cash equivalents	51.0	95.0		$ 85.0	$ 88.0
Total trade and other payables (current)	$ (198.0)	$ (153.0)
HVJV
Disclosure of detailed information about business combination [line items]
Property, plant and equipment, Previously held interest			$ 46.0
Inventories (current), Previously held interest			35.0
Trade and other receivables (current), Previously held interest			2.0
Cash and cash equivalents, Previously held interest			4.0
Provision for environmental rehabilitation, Previously held interest			(35.0)
Trade and other payables (current), Previously held interest			(8.0)
Total, Previously held interest			44.0
Less fair value of previously held interest			(44.0)
Newcrest PNG 1 Ltd
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			46.0
Inventories, Acquired interest			35.0
Trade and other receivables (current), Acquired interest			1.0
Cash and cash equivalents, Acquired interest			33.0
Provision for environmental rehabilitation, Acquired interest			(35.0)
Trade and other payables (current), Acquired interest			(20.0)
Total, Acquired interest			60.0
Fair value of net identifiable assets acquired			60.0
Hidden Valley
Disclosure of detailed information about business combination [line items]
Total property, plant and equipment			92.0
Total inventories			70.0
Total current trade and other receivables			3.0
Total cash and cash equivalents			37.0
Total provision for environmental rehabilitation			(70.0)
Total trade and other payables (current)			(28.0)
Total			$ 104.0